STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

On page 15 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.33%	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.38%	0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.04%	1.74%	1.04%	1.44%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.01%	1.71%	1.01%	1.41%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 15 of the Prospectus, the expense example tables for the Small Cap Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$598	$812	$1,043	$1,705
Class B	$674	$895	$1,141	$1,864
Legacy Class A	$400	$618	$854	$1,530
Legacy Class B	$444	$728	$984	$1,613

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$174	$545	$941	$1,864
Legacy Class B	$144	$453	$784	$1,613

On page 18 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.48%	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.24%	1.94%	1.24%	1.64%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.18%	1.88%	1.18%	1.58%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 18 of the Prospectus, the expense example tables for the International Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$614	$868	$1,141	$1,920
Class B	$691	$953	$1,241	$2,078
Legacy Class A	$417	$676	$955	$1,750
Legacy Class B	$461	$786	$1,086	$1,832

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$191	$603	$1,041	$2,078
Legacy Class B	$161	$511	$886	$1,832

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.33%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.38%
Acquired Fund Fees & Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Less: Fee Waiver	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.76%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$78	$249	$436	$975

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.48%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees & Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%
Less: Fee Waiver	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.93%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$95	$309	$541	$1,208

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.36%	1.16%	0.86%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.33%	1.13%	0.83%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$135	$428	$742	$1,632
R-2	$115	$366	$635	$1,406
R-3	$85	$271	$474	$1,058

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.58%	0.58%	0.58%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.56%	1.36%	1.06%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.50%	1.30%	1.00%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$153	$487	$844	$1,851
R-2	$132	$425	$739	$1,630
R-3	$102	$331	$579	$1,289